Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	$ 191	$ 126
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	10	12
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	(1)	1
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	96	48
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	76	60
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	$ 10	$ 5